American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
July 31, 2021

Emerging Markets Debt Fund - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 88.0%
Argentina — 0.2%
YPF SA, 8.50%, 7/28/25	500,000	390,630
YPF SA, 4.00%, 2/12/26(1)	168,000	142,346
YPF SA, 1.50%, 9/30/33(1)	1,200,000	633,276
		1,166,252
Austria — 0.7%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 5/7/28(1)	4,050,000	4,133,896
Suzano Austria GmbH, 3.125%, 1/15/32	1,000,000	992,250
		5,126,146
Brazil — 11.0%
Azul Investments LLP, 5.875%, 10/26/24	3,000,000	2,827,365
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)	3,800,000	3,813,699
Banco BTG Pactual SA, 4.50%, 1/10/25	500,000	518,125
Banco BTG Pactual SA, 4.50%, 1/10/25(1)	3,400,000	3,523,250
Banco BTG Pactual SA, 2.75%, 1/11/26(1)	425,000	414,103
CSN Inova Ventures, 6.75%, 1/28/28(1)	3,000,000	3,316,785
CSN Resources SA, 7.625%, 4/17/26(2)	1,500,000	1,603,125
Embraer Netherlands Finance BV, 6.95%, 1/17/28(1)	6,000,000	6,779,940
Embraer Overseas Ltd., 5.70%, 9/16/23	2,000,000	2,144,140
FS Luxembourg Sarl, 10.00%, 12/15/25(1)	1,000,000	1,118,795
GTL Trade Finance, Inc., 7.25%, 4/16/44	1,700,000	2,377,476
GUSAP III LP, 4.25%, 1/21/30(1)(2)	5,000,000	5,448,350
Hidrovias International Finance SARL, 4.95%, 2/8/31(1)	3,800,000	3,866,082
Itau Unibanco Holding SA, VRN, 4.50%, 11/21/29(1)	4,000,000	4,093,700
Itau Unibanco Holding SA, VRN, 3.875%, 4/15/31(1)	400,000	397,378
JBS Investments II GmbH, 5.75%, 1/15/28	1,900,000	2,005,450
JSM Global Sarl, 4.75%, 10/20/30(1)	3,000,000	3,119,340
Klabin Austria GmbH, 5.75%, 4/3/29	2,000,000	2,284,540
MARB BondCo plc, 3.95%, 1/29/31(1)	4,650,000	4,525,612
Natura Cosmeticos SA, 4.125%, 5/3/28(1)	2,000,000	2,058,920
NBM US Holdings, Inc., 7.00%, 5/14/26	1,000,000	1,065,235
NBM US Holdings, Inc., 6.625%, 8/6/29	2,000,000	2,240,950
Petrobras Global Finance BV, 6.875%, 1/20/40	3,000,000	3,554,490
Petrobras Global Finance BV, 6.75%, 1/27/41	1,600,000	1,874,520
Petrobras Global Finance BV, 5.50%, 6/10/51	2,800,000	2,757,608
Rumo Luxembourg Sarl, 5.875%, 1/18/25(1)	2,000,000	2,092,020
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)	800,000	855,840
Simpar Europe SA, 5.20%, 1/26/31(1)	3,800,000	3,885,386
Tupy Overseas SA, 4.50%, 2/16/31(1)	2,000,000	1,999,400
		76,561,624
Cayman Islands — 1.0%
Country Garden Holdings Co. Ltd., 3.875%, 10/22/30	2,000,000	1,904,641
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/27	1,000,000	1,008,098
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,290,000	1,324,707
StoneCo Ltd., 3.95%, 6/16/28(1)	3,000,000	2,982,315
		7,219,761
Chile — 1.9%
Engie Energia Chile SA, 3.40%, 1/28/30(1)	2,000,000	2,065,790
Interchile SA, 4.50%, 6/30/56(1)	1,000,000	1,071,305

Kenbourne Invest SA, 6.875%, 11/26/24(1)	3,750,000	3,982,162
VTR Comunicaciones SpA, 4.375%, 4/15/29(1)	2,000,000	2,004,790
VTR Finance NV, 6.375%, 7/15/28(1)	4,000,000	4,240,060
		13,364,107
China — 3.2%
China Evergrande Group, 8.75%, 6/28/25	1,000,000	418,772
Huarong Finance 2019 Co. Ltd., MTN, 2.50%, 2/24/23	1,500,000	1,140,000
Logan Group Co. Ltd., 6.90%, 6/9/24	2,950,000	3,018,147
Meituan, 2.125%, 10/28/25(1)	5,300,000	5,152,809
Meituan, 3.05%, 10/28/30(1)	2,250,000	2,108,031
Tencent Holdings Ltd., MTN, 3.24%, 6/3/50	2,000,000	1,954,638
Vanke Real Estate Hong Kong Co. Ltd., MTN, 5.35%, 3/11/24	1,000,000	1,094,770
Vanke Real Estate Hong Kong Co. Ltd., MTN, 3.50%, 11/12/29	400,000	410,021
Weibo Corp., 3.375%, 7/8/30(2)	6,100,000	6,189,424
Yuzhou Group Holdings Co. Ltd., 8.50%, 2/26/24	700,000	570,768
		22,057,380
Colombia — 4.8%
Banco GNB Sudameris SA, VRN, 7.50%, 4/16/31(1)	4,050,000	4,149,630
Bancolombia SA, VRN, 4.625%, 12/18/29	1,500,000	1,516,297
Ecopetrol SA, 6.875%, 4/29/30	1,700,000	2,054,705
Ecopetrol SA, 5.875%, 5/28/45	3,150,000	3,362,562
Geopark Ltd., 6.50%, 9/21/24	1,468,000	1,516,092
Geopark Ltd., 5.50%, 1/17/27(1)(2)	6,918,000	6,985,416
Grupo de Inversiones Suramericana SA, 5.50%, 4/29/26	2,700,000	2,929,797
Millicom International Cellular SA, 6.25%, 3/25/29(1)	1,800,000	1,964,385
Millicom International Cellular SA, 4.50%, 4/27/31(1)(2)	3,000,000	3,124,125
Oleoducto Central SA, 4.00%, 7/14/27(1)	3,800,000	3,929,504
Promigas SA ESP / Gases del Pacifico SAC, 3.75%, 10/16/29(1)	2,000,000	1,995,870
		33,528,383
Ghana — 1.0%
Kosmos Energy Ltd., 7.125%, 4/4/26(1)	4,092,000	4,003,674
Kosmos Energy Ltd., 7.50%, 3/1/28(1)(2)	2,800,000	2,715,132
		6,718,806
Hong Kong — 0.2%
CK Hutchison International 20 Ltd., 2.50%, 5/8/30(1)	1,500,000	1,552,415
India — 6.7%
Adani Electricity Mumbai Ltd., 3.95%, 2/12/30(1)	2,000,000	2,020,590
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	2,800,000	2,923,401
Adani Ports & Special Economic Zone Ltd., 4.20%, 8/4/27(1)	3,900,000	4,103,157
Adani Ports & Special Economic Zone Ltd., 3.10%, 2/2/31(1)	2,000,000	1,917,957
Adani Ports & Special Economic Zone Ltd., 3.83%, 2/2/32(1)(3)	2,000,000	1,987,927
Adani Transmission Ltd., 4.25%, 5/21/36(1)	2,992,000	3,069,267
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(1)	1,050,000	1,105,888
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27(1)	4,300,000	4,352,610
Delhi International Airport Ltd., 6.45%, 6/4/29(1)(2)	3,000,000	2,922,300
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/24	2,000,000	2,045,248
GMR Hyderabad International Airport Ltd., 4.75%, 2/2/26(1)	1,300,000	1,321,634
Greenko Dutch BV, 3.85%, 3/29/26(1)	2,200,000	2,221,527
Greenko Investment Co., 4.875%, 8/16/23(1)	3,300,000	3,339,030
ICICI Bank Ltd., MTN, 4.00%, 3/18/26	3,625,000	3,953,806
Indian Railway Finance Corp. Ltd., 2.80%, 2/10/31(1)	3,000,000	2,910,283
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 7/14/28(1)	1,000,000	1,010,585
Vedanta Resources Finance II plc, 8.95%, 3/11/25(1)	6,000,000	5,663,010
		46,868,220

Indonesia — 6.0%
Bayan Resources Tbk PT, 6.125%, 1/24/23(1)	5,880,000	6,077,362
Cikarang Listrindo Tbk PT, 4.95%, 9/14/26	6,901,000	7,095,884
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25(1)	3,000,000	3,154,020
Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(1)	5,000,000	5,838,150
Indonesia Asahan Aluminium Persero PT, 5.80%, 5/15/50(1)	3,250,000	3,864,656
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	2,500,000	2,514,200
Medco Oak Tree Pte Ltd., 7.375%, 5/14/26	1,500,000	1,595,183
Medco Platinum Road Pte Ltd., 6.75%, 1/30/25	2,700,000	2,799,401
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 6.25%, 1/25/49	1,000,000	1,271,630
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 4.875%, 7/17/49	3,000,000	3,248,730
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, MTN, 3.00%, 6/30/30	2,000,000	2,007,040
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38(1)	1,440,000	1,582,027
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 4/24/33	886,700	1,007,482
		42,055,765
Ireland — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(1)	1,000,000	1,042,240
Israel — 3.3%
Altice Financing SA, 5.00%, 1/15/28(1)	5,500,000	5,410,707
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	7,257,000	7,384,765
Leviathan Bond Ltd., 5.75%, 6/30/23(1)	3,500,000	3,646,003
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	2,950,000	2,919,763
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	2,000,000	2,103,750
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	1,500,000	1,649,175
		23,114,163
Jamaica — 0.4%
Digicel International Finance Ltd. / Digicel International Holdings Ltd., 8.75%, 5/25/24(1)	3,000,000	3,128,160
Kazakhstan — 0.7%
KazMunayGas National Co. JSC, 4.75%, 4/19/27	2,500,000	2,840,600
KazMunayGas National Co. JSC, 5.75%, 4/19/47	1,500,000	1,871,718
		4,712,318
Kuwait — 0.3%
Equate Petrochemical BV, 2.625%, 4/28/28(1)	1,000,000	1,015,981
Kuwait Projects Co. SPC Ltd., 5.00%, 3/15/23	1,350,000	1,377,063
		2,393,044
Luxembourg — 2.5%
CSN Resources SA, 4.625%, 6/10/31(1)	1,920,000	1,988,832
Guara Norte Sarl, 5.20%, 6/15/34(1)	5,500,824	5,671,349
JBS Finance Luxembourg Sarl, 3.625%, 1/15/32(1)	1,500,000	1,512,000
Kenbourne Invest SA, 4.70%, 1/22/28(1)	2,000,000	2,014,560
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)	3,371,000	3,504,829
Nexa Resources SA, 5.375%, 5/4/27(2)	1,500,000	1,581,345
Petrorio Luxembourg Sarl, 6.125%, 6/9/26(1)	1,300,000	1,339,130
		17,612,045
Macau — 2.7%
Melco Resorts Finance Ltd., 5.75%, 7/21/28(1)	5,500,000	5,710,210
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	500,000	517,812
Melco Resorts Finance Ltd., 5.375%, 12/4/29	590,000	611,019
Sands China Ltd., 5.125%, 8/8/25	3,300,000	3,699,201
Sands China Ltd., 5.40%, 8/8/28	2,000,000	2,340,450
Studio City Finance Ltd., 5.00%, 1/15/29(1)	5,000,000	4,933,300
Wynn Macau Ltd., 5.50%, 1/15/26(1)	500,000	518,155
Wynn Macau Ltd., 5.625%, 8/26/28(1)	700,000	718,480
		19,048,627

Mauritius — 0.4%
India Toll Roads, 5.50%, 8/19/24(1)	3,000,000	2,890,425
Mexico — 10.1%
Axtel SAB de CV, 6.375%, 11/14/24(1)	4,759,000	4,947,076
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	7,000,000	7,246,400
BBVA Bancomer SA, VRN, 5.875%, 9/13/34(1)	2,700,000	2,938,127
Cemex SAB de CV, 5.45%, 11/19/29	2,000,000	2,195,480
Cemex SAB de CV, 3.875%, 7/11/31(1)	5,000,000	5,186,575
Cemex SAB de CV, VRN, 5.125%, 6/8/26(1)	4,000,000	4,204,240
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	2,970,500	3,486,565
Comision Federal de Electricidad, 3.875%, 7/26/33(1)	2,800,000	2,792,230
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	7,519,305	7,987,569
Fresnillo plc, 4.25%, 10/2/50(1)	800,000	837,732
Industrias Penoles SAB de CV, 4.75%, 8/6/50(1)	1,750,000	1,959,956
Infraestructura Energetica Nova SAB de CV, 4.875%, 1/14/48	1,500,000	1,557,983
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51	500,000	516,620
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)(2)	4,300,000	4,442,932
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	2,650,000	2,978,785
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 2/11/25(1)	3,750,000	3,780,300
Petroleos Mexicanos, 6.875%, 10/16/25(1)	850,000	937,074
Petroleos Mexicanos, 6.49%, 1/23/27	2,200,000	2,339,590
Petroleos Mexicanos, 6.50%, 3/13/27	3,300,000	3,498,825
Petroleos Mexicanos, 5.35%, 2/12/28	2,000,000	1,973,500
Petroleos Mexicanos, 6.50%, 6/2/41	3,000,000	2,721,195
Sigma Finance Netherlands BV, 4.875%, 3/27/28(2)	2,000,000	2,293,500
		70,822,254
Morocco — 1.0%
OCP SA, 6.875%, 4/25/44	5,900,000	7,277,019
Nigeria — 2.1%
IHS Netherlands Holdco BV, 7.125%, 3/18/25	4,000,000	4,150,000
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	6,000,000	6,450,000
SEPLAT Energy plc, 7.75%, 4/1/26(1)	4,000,000	4,168,720
		14,768,720
Panama — 3.1%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(1)	2,000,000	2,074,510
Banistmo SA, 4.25%, 7/31/27(1)	2,239,000	2,305,274
C&W Senior Financing DAC, 7.50%, 10/15/26	1,575,000	1,647,592
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	9,095,000	9,661,164
Cable Onda SA, 4.50%, 1/30/30(1)	5,950,000	6,283,289
		21,971,829
Peru — 4.2%
Banco Internacional del Peru SAA Interbank, 3.25%, 10/4/26	1,000,000	1,016,920
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/29	200,000	210,918
Banco Internacional del Peru SAA Interbank, VRN, 4.00%, 7/8/30(1)	2,000,000	1,964,940
Fenix Power Peru SA, 4.32%, 9/20/27	1,551,176	1,557,847
Inkia Energy Ltd., 5.875%, 11/9/27	8,500,000	8,700,600
Intercorp Financial Services, Inc., 4.125%, 10/19/27(1)	4,990,000	5,042,844
Kallpa Generacion SA, 4.875%, 5/24/26	2,000,000	2,105,540
Kallpa Generacion SA, 4.125%, 8/16/27	2,904,000	2,969,979
Petroleos del Peru SA, 4.75%, 6/19/32	1,000,000	1,035,156
Petroleos del Peru SA, 5.625%, 6/19/47(1)	2,900,000	2,997,875
SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA, 3.50%, 8/2/28(1)(3)	2,000,000	1,963,240
		29,565,859

Qatar — 0.4%
Nakilat, Inc., 6.07%, 12/31/33(1)	974,151	1,210,216
Nakilat, Inc., 6.27%, 12/31/33	526,455	655,542
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	411,012
Ooredoo International Finance Ltd., MTN, 5.00%, 10/19/25	300,000	344,990
		2,621,760
Russia — 2.2%
Gazprom PJSC Via Gaz Capital SA, 4.95%, 3/23/27	1,600,000	1,779,896
Gazprom PJSC Via Gaz Capital SA, MTN, 7.29%, 8/16/37	1,450,000	2,020,078
Gazprom PJSC via Gaz Finance plc, 3.25%, 2/25/30(1)	3,700,000	3,686,471
Lukoil Securities BV, 3.875%, 5/6/30(1)	1,500,000	1,599,840
Lukoil Securities BV, 3.875%, 5/6/30	2,000,000	2,133,120
VEON Holdings BV, 3.375%, 11/25/27(1)	4,000,000	4,041,380
		15,260,785
Saudi Arabia — 3.0%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	3,800,000	3,940,782
Dar Al-Arkan Sukuk Co. Ltd., MTN, 6.875%, 4/10/22	1,000,000	1,022,010
SABIC Capital II BV, 4.50%, 10/10/28(1)	4,300,000	4,974,575
Saudi Arabian Oil Co., 3.50%, 4/16/29(1)	2,700,000	2,957,240
Saudi Arabian Oil Co., MTN, 4.25%, 4/16/39	4,200,000	4,766,533
Saudi Electricity Global Sukuk Co. 4, 4.72%, 9/27/28	2,900,000	3,409,006
		21,070,146
Singapore — 0.9%
BOC Aviation Ltd., MTN, 2.625%, 9/17/30	1,000,000	998,367
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	2,000,000	2,018,869
Indika Energy Capital III Pte Ltd., 5.875%, 11/9/24	1,000,000	999,730
United Overseas Bank Ltd., VRN, 2.00%, 10/14/31(1)	2,000,000	2,018,705
		6,035,671
South Africa — 3.2%
AngloGold Ashanti Holdings plc, 6.50%, 4/15/40	2,000,000	2,500,000
Liquid Telecommunications Financing plc, 5.50%, 9/4/26(1)	1,500,000	1,553,175
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	3,125,000	3,304,592
Prosus NV, 3.68%, 1/21/30(1)	5,150,000	5,432,009
Prosus NV, 3.83%, 2/8/51	1,000,000	931,601
SASOL Financing USA LLC, 5.875%, 3/27/24	3,000,000	3,181,980
Sasol Financing USA LLC, 5.50%, 3/18/31	5,000,000	5,220,000
		22,123,357
South Korea — 0.2%
Shinhan Financial Group Co. Ltd., VRN, 3.34%, 2/5/30(1)	1,000,000	1,050,976
Spain — 0.6%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/30(1)	4,000,000	3,999,800
Tanzania, United Republic Of — 1.0%
HTA Group Ltd., 7.00%, 12/18/25(1)	6,700,000	7,111,326
Thailand — 0.3%
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(1)	2,000,000	1,821,220
Turkey — 0.7%
KOC Holding AS, 5.25%, 3/15/23	1,500,000	1,550,751
Turk Telekomunikasyon AS, 4.875%, 6/19/24	1,500,000	1,566,679
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 3/14/26(1)(2)	1,700,000	1,898,475
		5,015,905
Ukraine — 2.2%
Kernel Holding SA, 6.50%, 10/17/24(1)	1,850,000	1,981,257
Kernel Holding SA, 6.75%, 10/27/27(1)	1,250,000	1,345,313
Metinvest BV, 7.65%, 10/1/27(1)	2,000,000	2,211,370

Metinvest BV, 7.75%, 10/17/29(1)	2,000,000	2,209,880
MHP SE, 7.75%, 5/10/24(1)	3,200,000	3,462,285
VF Ukraine PAT via VFU Funding plc, 6.20%, 2/11/25	4,000,000	4,139,228
		15,349,333
United Arab Emirates — 0.5%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	240,000	242,898
Abu Dhabi National Energy Co. PJSC, 4.875%, 4/23/30(1)	2,000,000	2,414,208
DP World Ltd., 4.70%, 9/30/49(1)	1,000,000	1,116,025
		3,773,131
United Arab Emirates — 1.3%
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	1,600,000	1,835,559
DP World Crescent Ltd., MTN, 3.875%, 7/18/29	2,600,000	2,820,564
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/36(1)	3,000,000	2,979,124
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	1,150,000	1,160,715
		8,795,962
United Kingdom — 0.5%
Tullow Oil plc, 10.25%, 5/15/26(1)	3,500,000	3,655,645
United States — 1.6%
Azul Investments LLP, 7.25%, 6/15/26(1)(2)	2,000,000	1,876,930
DAE Funding LLC, 1.55%, 8/1/24(1)	2,996,000	2,999,790
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,000,000	1,069,790
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	5,000,000	5,012,500
		10,959,010
Zambia — 1.7%
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	1,000,000	1,020,000
First Quantum Minerals Ltd., 7.25%, 4/1/23	1,500,000	1,530,000
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	3,200,000	3,267,120
First Quantum Minerals Ltd., 6.875%, 3/1/26	4,500,000	4,710,600
First Quantum Minerals Ltd., 6.875%, 10/15/27(1)	1,000,000	1,085,065
		11,612,785
TOTAL CORPORATE BONDS (Cost $597,016,654)		614,822,374
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.3%
Brazil — 0.6%
Brazilian Government International Bond, 4.75%, 1/14/50	2,000,000	1,924,040
Brazilian Government International Bond, 3.875%, 6/12/30	2,000,000	2,022,940
		3,946,980
Colombia — 0.1%
Colombia Government International Bond, 3.125%, 4/15/31	500,000	490,830
Dominican Republic — 0.5%
Dominican Republic International Bond, 4.50%, 1/30/30(1)	1,000,000	1,027,010
Dominican Republic International Bond, 5.95%, 1/25/27	2,500,000	2,815,025
		3,842,035
El Salvador — 0.1%
El Salvador Government International Bond, 6.375%, 1/18/27	1,100,000	963,886
India — 0.2%
Export-Import Bank of India, 3.375%, 8/5/26	613,000	655,664
Export-Import Bank of India, 3.875%, 2/1/28	400,000	434,884
		1,090,548
Jordan†
Jordan Government International Bond, 7.375%, 10/10/47(1)	200,000	210,570
Nigeria — 0.5%
Nigeria Government International Bond, MTN, 6.50%, 11/28/27	3,100,000	3,289,631
Oman — 0.7%
Oman Government International Bond, 7.00%, 1/25/51(1)	1,000,000	1,036,764

Oman Government International Bond, MTN, 6.00%, 8/1/29	1,000,000	1,063,760
Oman Sovereign Sukuk Co., 4.875%, 6/15/30(1)	2,800,000	2,918,720
		5,019,244
Saudi Arabia — 0.4%
Saudi Government International Bond, 2.25%, 2/2/33(1)	2,500,000	2,457,492
Turkey — 1.1%
Turkey Government International Bond, 5.60%, 11/14/24	2,600,000	2,686,829
Turkey Government International Bond, 5.125%, 2/17/28	1,000,000	981,145
Turkey Government International Bond, 4.875%, 10/9/26	2,000,000	1,975,858
Turkey Government International Bond, 6.875%, 3/17/36	2,000,000	2,045,506
		7,689,338
Ukraine — 0.1%
Ukraine Government International Bond, 7.25%, 3/15/33(1)	750,000	775,306
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $29,333,815)		29,775,860
PREFERRED STOCKS — 2.6%
Brazil — 0.4%
Banco do Brasil SA	3,000,000	3,009,675
India — 0.4%
Network i2i Ltd.(1)	3,000,000	2,980,065
Mexico — 1.3%
Banco Mercantil del Norte SA(1)	6,100,000	7,381,427
Banco Mercantil del Norte SA	1,855,000	1,916,382
		9,297,809
Russia — 0.2%
Gazprom PJSC via Gaz Finance plc	1,000,000	1,043,100
United Arab Emirates — 0.3%
DP World Salaam	1,500,000	1,636,122
TOTAL PREFERRED STOCKS (Cost $17,046,735)		17,966,771
U.S. TREASURY SECURITIES — 0.4%
U.S. Treasury Bills, 0.02%, 10/28/21(4)(5)	1,250,000	1,249,849
U.S. Treasury Bills, 0.02%, 8/26/21(4)(5)	400,000	399,991
U.S. Treasury Notes, 2.875%, 8/15/28	885,000	998,322
		2,648,162
TOTAL U.S. TREASURY SECURITIES (Cost $2,681,699)		2,648,162
EXCHANGE-TRADED FUNDS — 0.1%
Energy Select Sector SPDR Fund (Cost $451,837)	16,000	790,240
TEMPORARY CASH INVESTMENTS(6) — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.125%, 12/31/22 - 11/15/41, valued at $6,053,089), in a joint trading account at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $5,933,503)		5,933,494
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $15,129,711), at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $14,833,025)		14,833,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,904,484	1,904,484
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,670,978)		22,670,978
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(7) — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $17,033,758)	17,033,758	17,033,758
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $686,235,476)		705,708,143
OTHER ASSETS AND LIABILITIES — (1.0)%		(7,111,775)
TOTAL NET ASSETS — 100.0%		$698,596,368

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	277	September 2021	$61,121,781	$(22,178)
U.S. Treasury 5-Year Notes	211	September 2021	26,257,961	115,000
U.S. Treasury Long Bonds	1	September 2021	164,719	7,559
			$87,544,461	$100,381
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	396	September 2021	$53,243,437	$(961,734)
U.S. Treasury 10-Year Ultra Notes	279	September 2021	41,919,750	(1,419,779)
U.S. Treasury Ultra Bonds	36	September 2021	7,183,125	(480,363)
			$102,346,312	$(2,861,876)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$4,968,000	$(166,601)	$(316,388)	$(482,989)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Morgan Stanley/ Brazilian Government International Bond	Buy	(1.00)%	6/20/26	$17,000,000	$583,512	$(10,042)	$573,470
Morgan Stanley/ Colombia Government International Bond	Buy	(1.00)%	6/20/26	$11,400,000	175,486	68,652	244,138
Morgan Stanley/ Brazilian Government International Bond	Buy	(1.00)%	6/20/26	$15,800,000	885,817	(352,437)	533,380
Morgan Stanley/ Mexico Government International Bond	Buy	(1.00)%	6/20/26	$50,300,000	307,138	(463,531)	(156,393)
					$1,951,953	$(757,358)	$1,194,595
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $425,813,331, which represented 61.0% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $16,735,761. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The rate indicated is the yield to maturity at purchase.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,609,832.
(6)Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $1,410,000.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $17,224,539, which includes securities collateral of $190,781.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	614,822,374	—
Sovereign Governments and Agencies	—	29,775,860	—
Preferred Stocks	—	17,966,771	—
U.S. Treasury Securities	—	2,648,162	—
Exchange-Traded Funds	790,240	—	—
Temporary Cash Investments	1,904,484	20,766,494	—
Temporary Cash Investments - Securities Lending Collateral	17,033,758	—	—
	19,728,482	685,979,661	—
Other Financial Instruments
Futures Contracts	122,559	—	—
Swap Agreements	—	1,350,988	—
	122,559	1,350,988	—
Liabilities
Other Financial Instruments
Futures Contracts	2,884,054	—	—
Swap Agreements	—	639,382	—
	2,884,054	639,382	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.